Noncontrolling Interest - Additional Information (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2022 shares	Sep. 30, 2022 Vote shares	May 26, 2022
Noncontrolling Interest [Line Items]
Issuance of shares under SEPA, shares	264
Class V Common Stock
Noncontrolling Interest [Line Items]
Issuance of shares under SEPA, shares		48,565,824
Common Stock, Voting Rights		each holder of Class V voting stock is entitled to vote with the holders of Class A common stock of Biote, with each share of Class V voting stock entitling the holder to one vote per share of Class V voting stock at the time of such vote (subject to customary conversion rate adjustments for stock splits, stock dividends and reclassifications).
Common stock, number of votes per share | Vote		1
Minority Interest Holders
Noncontrolling Interest [Line Items]
Minority interest, retained percentage by minority interest holders			86.50%
Biote
Noncontrolling Interest [Line Items]
Minority interest, ownership percentage	14.70%	14.70%	13.50%